First Trust Active Factor Mid Cap ETF Investment Strategy - First Trust Active Factor Mid Cap ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (including investment borrowings) in U.S.-listed equity securities issued by mid capitalization companies. The Fund defines mid capitalization companies as those that, at the time of investment, have a market capitalization between the minimum and maximum market capitalization of a widely recognized index of mid capitalization companies based upon the composition of the index at the time of investment. As of November 28, 2025, the minimum market capitalization of the referenced index was $482.14 million and the maximum was $60.6 billion. The Fund is not required to sell a security if its market capitalization falls outside the Fund’s minimum or maximum market capitalization range at any time after its acquisition by the Fund. The Fund is actively managed primarily relying on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors. The multi-factor quantitative methodology currently used by the Fund may take into account the following factors: (i) value; (ii) momentum; (iii) quality; and (iv) low volatility. These factors are briefly defined below. ●Value is a measure of a security’s price relative to the fundamental value of that security. ●Momentum is a measure of the price performance of a security versus a market average, another security or universe of securities. ●Quality is a measure of the strength of a security’s fundamentals. ●Volatility is a measure of the magnitude of a security’s price fluctuations over time. The Fund’s active strategy gives it the flexibility to alter the investing factors used in the construction of the Fund’s portfolio in response to changes in market conditions, emergent academic research or other considerations. The Fund’s active risk management allows the investment advisor to maintain exposure to desired factors while controlling exposure to industries/sectors, single stock risk and other risks. As of November 28, 2025, the Fund had significant investments in industrial companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	As of November 28, 2025, the Fund had significant investments in industrial companies, although this may change from time to time.